Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,428,624)	$ (2,528,965)	$ (4,470,935)	$ (4,924,209)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,349,434	1,118,925	1,724,122	1,445,076
Fair value of vested stock options	289,892	88,855	155,496	2,265,211
Expense associated with modified stock option terms				62,822
Common stock issued for services	676,750	660,172	875,173	590,000
Operating lease expense	418,188	467,864	642,991	541,530
Amortization of debt discount	3,654,752
Gain on forgiveness of debt			(21,900)
Write down of assets			99,351	29,744
Loss on settlement of other receivable				74,360
Write off of acquisition deposit				344,521
Foreign currency transaction losses	303,714
Changes in operating assets and liabilities:
Accounts receivable	(3,650,069)	543,213	1,103,800	(229,015)
Inventory	(263,539)		(147,814)
Prepaid expenses and other current assets	(150,632)	(143,590)	(43,194)	61,218
Accounts payable	117,056	(97,659)	(45,228)	(275,895)
Accrued expenses	(68,871)	64,513	(287,034)	(15,591)
Accrued interest	598,904	7,455	9,015	114,815
Operating lease liability	(406,862)	(460,063)	(618,645)	(526,281)
Net cash used in operating activities	(6,559,907)	(279,280)	(1,024,802)	(441,694)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(190,973)	(201,369)	(255,949)	(12,110)
Cash acquired from (paid for) acquisition	57,489	(10,000)
Cash paid for acquisition			(10,000)
Cash acquired with acquisition			3,738,171
Payment on other receivable	296,138
Amounts loaned for other receivables		(470,040)	(473,100)
Payment for acquisition deposit				(636,985)
Return of acquisition deposit				636,985
Collection of other receivable				669,240
Net cash provided by (used in) investing activities	162,654	(681,409)	2,999,122	657,130
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments to related parties	(21,932)	(177,534)	(246,327)	(198,778)
Repayments of debenture, related party				(267,696)
Repayments of notes payable	(4,430,794)		(2,767,519)
Repayments of finance leases	(14,797)		(8,872)
Proceeds from government loans and note payable				81,388
Proceeds from the sale of common stock, net of offering costs		7,327,580	7,327,580	113,399
Proceeds from exercise of stock options		12,000	12,000
Proceeds from issuance of convertible notes, net	15,270,000
Net cash provided by financing activities	10,802,477	7,162,046	4,316,862	(271,687)
Effect of exchange rate changes on cash and cash equivalents	(20,940)	97,970	(65,738)	40,303
NET INCREASE IN CASH AND CASH EQUIVALENTS	4,384,284	6,299,327	6,225,444	(15,948)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	8,293,162	2,067,718	2,067,718	2,083,666
CASH AND CASH EQUIVALENTS, END OF PERIOD	12,677,446	8,367,045	8,293,162	2,067,718
CASH PAID FOR:
Interest	1,294,912	33,183	144,987	95,219
Income taxes
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock to be issued for intangible assets	188,925	876,000	876,000	5,634,231
Common stock issued for debt				226,363
Common stock to be issued for acquisitions	1,244,550		$ 430,837
Conversion of convertible notes payable and accrued interest to common stock	1,247,849
Common stock issued for acquisition	$ 1,704,000	$ 430,837